Other operating expenses, net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other operating expenses, net		R$ (434)	R$ (168)	R$ 343
Gain on disposal of fixed assets		R$ 190	68	187
Interest rate		50.00%
Tax Installments And Other Tax Risks [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net		R$ (141)	27	(306)
Integration Restructuring Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net	[1]	(315)	(263)	(298)
Loss Gain On Disposal Of Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net	[2]	23	57	518
Corporate Reorganization [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net	[3]			513
Prevention Spending Covid 19 [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net	[4]			(84)
Others [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses, net		R$ (1)	R$ 11

[1]	Amounts related to restructuring expenses in the Brazilian operations.
[2]	In 2020, the net gain on disposal of fixed assets was mainly impacted by Sale and Leaseback operations in the amount of R$187, disposal of 3 stores in the city of Curitiba in the amount of R$68 and the disposal of 2 non-core properties in the city of São Paulo in the amount of R$190.
[3]	Gain related to the revaluation of the interest retained in FIC (50% of the interest held in GPA was transferred to Sendas at fair value price).
[4]	The expenses incurred as consequence of the pandemic refer to the purchase of individual protection items and adaptation of the stores, expenses with overtime, expenses with internal and external communication, incremental expenses with transportation and with cleaning and sanitation services.